ALLOCATOR 2000 ANNUITY
                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                   Supplement to Prospectus dated May 1, 1999

The PORTFOLIO ANNUAL EXPENSES chart at page 6 of the prospectus is corrected so that expenses for the Strong International Stock Fund II are as follows:

                                                                                          OTHER                  TOTAL PORTFOLIO
                 PORTFOLIO                                MANAGEMENT FEES                EXPENSES                ANNUAL EXPENSES
--------------------------------------------------------------------------------------------------------------------------------

       Strong International Stock Fund II                     1.00%                        .62%                       1.62%


The prospectus is further supplemented at page 10 to restate the last sentence of the first paragraph, and the entire second paragraph, to read as follows:

Acacia Life is in turn a second tier subsidiary of Ameritas Acacia Mutual Holding Company, a Nebraska mutual insurance holding company.

On January 1, 1999, Ameritas Mutual Insurance Holding Company ("Ameritas Mutual"), a Nebraska mutual insurance holding company and Acacia Mutual Holding Corporation ("Acacia Mutual"), a District of Columbia mutual holding corporation merged and became Ameritas Acacia Mutual Holding Company ("Ameritas Acacia") a Nebraska mutual insurance holding company. Both Ameritas Acacia and Ameritas Holding Company, an intermediate holding company, are organized under the Nebraska Mutual Insurance Holding Company Act. Acacia Life Insurance Company, a subsidiary of Ameritas Holding Company, is regulated by the District of Columbia Insurance Department. Ameritas Mutual and its subsidiaries had total assets at December 31, 1998 of over $4.1 billion and Acacia Life and its subsidiaries had total assets as of December 31, 1998 of $2.4 billion. The combined group has total assets of over $6.5 billion.


The date of this Supplement is June 15, 1999.